Other Current Liabilities - Schedule of Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Current Liabilities [Abstract]
Professional service fee	¥ 5,211		¥ 2,117
Advertising expense payables	7,714		7,062
Promotional expense payables	1,121		5,575
Others	13,111		5,313
Total	¥ 27,157	$ 3,792	¥ 20,067